PRIVATE PLACEMENT (Details) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 13, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of private warrants		$ 0	$ 4,299,500	$ 4,299,500
Exercise price of warrant		$ 11.50		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 0.93
Proceeds from sale of private warrants	$ 247,500
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 0.93		$ 0.93
Proceeds from sale of private warrants		$ 247,500		$ 247,500
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 0.93			$ 0.93
Proceeds from sale of private warrants	$ 4,052,000			$ 4,052,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50			$ 11.50